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                       MORGAN GRENFELL INVESTMENT TRUST
                                One South Street
                           Baltimore, Maryland 21202

                                 June 28, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

RE: Morgan Grenfell Investment Trust (the "TRUST")
    Municipal Bond Fund (the "Fund")
    1933 File No. 333-36866

Dear Sir or Madam:

   Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-named Trust hereby certifies that the definitive forms of the proxy statement and prospectus and statement of additional information, dated June 23, 2000, do not differ from the forms of the proxy statement and prospectus and statement of additional information contained in the most recent filing for the Trust. The most recent electronic filing was under Rule 458(b) as a Post-Effective Amendment No. 1 on June 23, 2000 to the Registrant's Registration Statement on Form N-14.

   If you have any questions regarding this certification, please call me at
(410) 895-3667.

                                 Very truly yours,

                                 /s/ Daniel O. Hirsch
                                 --------------------
                                 Daniel O. Hirsch
                                 Secretary